Trade and Other Receivables - Summary of Trade Receivables After Deducting Allowances for Doubtful Debts (Detail) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Trade And Other Receivables [Abstract]
At 1 April	£ 303	£ 195	£ 196
Expense	129	211	77
Utilised	(61)	(114)	(89)
Exchange differences	4	11	11
At 31 March	£ 375	£ 303	£ 195